Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of Events After Reporting Period [abstract]
Subsequent Events

NOTE 54. SUBSEQUENT EVENTS
In accordance with IAS 10 Events after the Reporting Period, no subsequent events requiring adjustment or disclosure have occurred up to the date of authorization.